Earnings Per Ordinary Share	12 Months Ended
Dec. 31, 2013
Earnings Per Ordinary Share [Abstract]
Earnings Per Ordinary Share

 21. Earnings per ordinary share

Basic earnings per share (EPS) is calculated by dividing net income by the weighted average of our ordinary shares outstanding. For the calculation of diluted EPS, net income attributable to common stockholders for basic EPS is adjusted by the effect of dilutive securities, including awards under our equity compensation plans. The number of shares excluded from diluted shares outstanding were 1.3 million, 1.5 million and 1.6 million for the years ended December 31, 2013, 2012 and 2011, respectively, because the effect of including those shares in the calculation would have been anti-dilutive. The computations of basic and diluted earnings per ordinary share for the periods indicated below are shown in the following table:

	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
Net income for the computation of basic earnings per share	$172,224	$163,655	$292,410
Weighted average ordinary shares outstanding - basic	146,587,752	131,492,057	113,463,813
Basic earnings per ordinary share	$1.17	$1.24	$2.58

	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
Net income for the computation of diluted earnings per share	$172,224	$163,655	$292,410
Weighted average ordinary shares outstanding - diluted	146,587,752	132,497,913	115,002,458
Diluted earnings per ordinary share	$1.17	$1.24	$2.54